Annual Operating Expenses - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity Extended Market Index Fund - Fidelity Extended Market Index Fund
Apr. 29, 2025
Operating Expenses:
Management fee	0.035%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.035%